Note 29 (Tables)	6 Months Ended
Jun. 30, 2025
Capital Base And Capital Management [Abstract]
Capital Ratios [Table Text Block]
The eligible capital instruments and the risk-weighted assets (hereinafter "RWA") of the Group are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2025 and December 31, 2024:

CAPITAL RATIOS

	June 2025 ⁽¹⁾	December 2024
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	51,634	50,799
Eligible Additional Tier 1 capital (millions of Euros) (b)	5,489	6,023
Eligible Tier 2 capital (millions of Euros) (c)	11,480	9,858
Risk Weighted Assets (millions of Euros) (d)	387,051	394,468
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	13.34%	12.88%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.42%	1.52%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.76%	14.40%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.97%	2.50%
Total capital ratio (A)+(B)+(C)	17.72%	16.90%
(1) Provisional data.

Leverage Ratio [Table Text Block]
The breakdown of the leverage ratio as of June 30, 2025 and December 31, 2024, calculated according to CRR (Capital Requirements Regulation), is as follows:

LEVERAGE RATIO

	June 2025 ⁽¹⁾	December 2024
Tier 1 (millions of Euros) (a)	57,123	56,822
Exposure to leverage ratio (millions of Euros) (b)	824,769	834,488
Leverage ratio (a)/(b) (percentage)	6.93%	6.81%
(1) Provisional data.